Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Note 7 Intangible Assets
Licenses
U.S. Cellular reviews attractive opportunities to acquire additional wireless spectrum, including pursuant to FCC auctions. U.S. Cellular also may seek to divest outright or include in exchanges wireless spectrum that is not strategic to its long-term success. Activity related to U.S. Cellular's Licenses is presented below.

	2019	2018
(Dollars in millions)
Balance at beginning of year	$2,186	$2,223
Acquisitions	267	8
Transferred to Assets held for sale	—	(51)
Divestitures	(10)	(11)
Exchanges - Licenses received	26	18
Exchanges - Licenses surrendered	—	(1)
Capitalized interest	2	—
Balance at end of year	$2,471	$2,186

Auctions 101 and 102
In June 2019, the FCC announced by way of public notice that U.S. Cellular was the provisional winning bidder for 408 wireless spectrum licenses in its 28 GHz auction (Auction 101) and 282 wireless spectrum licenses in its 24 GHz auction (Auction 102) for an aggregate purchase price of $256 million. U.S. Cellular paid substantially all of the $256 million in the first half of 2019. The wireless spectrum licenses from Auction 101 were granted by the FCC on October 2, 2019, and the wireless spectrum licenses from Auction 102 were granted by the FCC on December 11, 2019.
Goodwill — Interim Impairment Assessment in 2017
Based on 2017 developments, including wireless expansion plans announced by other companies and the results of the FCC’s forward auction of 600 MHz wireless spectrum licenses and other FCC actions, U.S. Cellular anticipated increased competition for customers in its primary operating markets from new and existing market participants over the long term. In addition, the widening adoption of unlimited data plans and other data pricing constructs across the industry, including U.S. Cellular’s introduction of unlimited plans in 2017, may limit the industry’s ability to monetize future growth in data usage. These factors when assessed and considered as part of U.S. Cellular’s annual planning process conducted in the third quarter of each year caused management to revise its long-range financial forecast in the third quarter of 2017. Based on the factors noted above, management identified a triggering event and performed a quantitative goodwill impairment test during the third quarter of 2017.
The results of the interim goodwill impairment test indicated that the carrying value of the U.S. Cellular reporting unit exceeded its fair value. Therefore, U.S. Cellular recognized a loss on impairment of goodwill of $370 million to reduce the carrying value of goodwill to zero in the third quarter of 2017.